Document and Entity Information	Aug. 31, 2020
Cover [Abstract]
Entity Registrant Name	Zosano Pharma Corp
Amendment Flag	false
Entity Central Index Key	0001587221
Document Type	8-K
Document Period End Date	Aug. 31, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-36570
Entity Tax Identification Number	45-4488360
Entity Address, Address Line One	34790 Ardentech Court
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94555
City Area Code	(510)
Local Phone Number	745-1200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value
Trading Symbol	ZSAN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true